T. ROWE PRICE Mid-Cap Index Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 100.0%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1) 8,161 128
GCI Liberty, Class A, EC (2) 203 —
Iridium Communications  4,201 191
319
Entertainment 1.8%
AMC Entertainment Holdings, Class A (1) 1,812 15
Liberty Media Corp-Liberty Formula One, Class A (1) 778 44
Liberty Media Corp-Liberty Formula One, Class C (1) 6,513 406
Liberty Media Corp-Liberty Live, Class A (1) 619 20
Liberty Media Corp-Liberty Live, Class C (1) 1,563 50
Madison Square Garden Sports  626 110
Playtika Holding (1) 647 6
ROBLOX, Class A (1)(3) 15,426 447
Roku (1) 4,155 293
Spotify Technology (1) 4,740 733
TKO Group Holdings (3) 1,437 121
2,245
Interactive Media & Services 0.7%
IAC (1) 2,496 126
Pinterest, Class A (1) 19,944 539
TripAdvisor (1) 3,718 62
ZoomInfo Technologies (1) 10,432 171
898
Media 1.9%
Cable One  189 116
DISH Network, Class A (1)(3) 8,289 49
Liberty Broadband, Class A (1) 552 50
Liberty Broadband, Class C (1) 3,927 359
Liberty Media Corp-Liberty SiriusXM (1) 5,174 132
Liberty Media Corp-Liberty SiriusXM, Class A (1) 2,486 63
New York Times, Class A  5,437 224
Nexstar Media Group, Class A  1,153 165
Sirius XM Holdings (3) 21,699 98
Trade Desk, Class A (1) 14,901 1,165
2,421
Total Communication Services 5,883
CONSUMER DISCRETIONARY 11.9%
Automobile Components 0.5%
Gentex  7,889 257

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lear  1,977 265
Phinia  1,562 42
QuantumScape (1)(3) 9,851 66
630
Automobiles 0.8%
Harley-Davidson  4,373 145
Lucid Group (1)(3) 24,860 139
Rivian Automotive, Class A (1)(3) 22,285 541
Thor Industries  1,713 163
988
Broadline Retail 0.8%
Coupang, Class A (1) 37,050 630
Kohl's  3,700 77
Macy's  9,114 106
Nordstrom (3) 3,820 57
Ollie's Bargain Outlet Holdings (1) 2,059 159
1,029
Diversified Consumer Services 0.7%
ADT  7,037 42
Bright Horizons Family Solutions (1) 1,919 156
Grand Canyon Education (1) 1,007 118
H&R Block  5,116 220
Mister Car Wash (1)(3) 2,285 13
Service Corp International  4,951 283
832
Hotels, Restaurants & Leisure 2.9%
Aramark  7,897 274
Boyd Gaming  2,453 149
Cava Group (1)(3) 540 16
Choice Hotels International (3) 1,024 125
Churchill Downs  2,398 278
DoorDash, Class A (1) 10,150 807
DraftKings, Class A (1) 14,137 416
Hyatt Hotels, Class A  1,533 163
Marriott Vacations Worldwide  1,230 124
Penn Entertainment (1) 5,164 118
Planet Fitness, Class A (1) 2,844 140
Texas Roadhouse  2,251 216
Travel + Leisure  2,421 89
Vail Resorts  1,292 287
Wendy's  5,763 118
Wingstop  1,011 182

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  2,831 197
3,699
Household Durables 0.8%
Leggett & Platt  4,463 114
Newell Brands  12,816 116
Tempur Sealy International  5,616 243
Toll Brothers  3,676 272
TopBuild (1) 1,066 268
1,013
Leisure Products 0.7%
Brunswick  2,372 187
Mattel (1) 11,849 261
Peloton Interactive, Class A (1)(3) 10,606 54
Polaris  1,816 189
YETI Holdings (1)(3) 2,892 140
831
Specialty Retail 2.4%
Advance Auto Parts (3) 2,002 112
AutoNation (1) 991 150
Burlington Stores (1) 2,167 293
Dick's Sporting Goods  2,024 220
Five Below (1) 1,848 297
Floor & Decor Holdings, Class A (1)(3) 3,492 316
GameStop, Class A (1) 8,944 147
Gap (3) 6,507 69
Lithia Motors  912 269
Murphy USA  665 227
Penske Automotive Group  668 112
Petco Health & Wellness (1)(3) 2,427 10
RH (1) 582 154
Valvoline  5,571 180
Victoria's Secret (1) 2,518 42
Wayfair, Class A (1)(3) 2,778 168
Williams-Sonoma  2,149 334
3,100
Textiles, Apparel & Luxury Goods 2.3%
Capri Holdings (1) 3,849 203
Carter's (3) 1,239 86
Columbia Sportswear  1,204 89
Crocs (1) 2,034 179
Deckers Outdoor (1) 880 452
Lululemon Athletica (1) 3,762 1,451
PVH  2,084 159
Skechers USA, Class A (1) 4,486 220

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Under Armour, Class A (1) 6,311 43
Under Armour, Class C (1) 6,767 43
2,925
Total Consumer Discretionary 15,047
CONSUMER STAPLES 2.6%
Beverages 0.3%
Boston Beer, Class A (1) 313 122
Celsius Holdings (1) 1,605 275
397
Consumer Staples Distribution & Retail 1.3%
Albertsons, Class A  14,049 320
BJ's Wholesale Club Holdings (1) 4,463 319
Casey's General Stores  1,249 339
Grocery Outlet Holding (1) 3,197 92
Performance Food Group (1) 5,166 304
U.S. Foods Holding (1) 7,640 303
1,677
Food Products 0.8%
Darling Ingredients (1) 5,344 279
Flowers Foods  6,271 139
Freshpet (1) 1,539 101
Ingredion  2,222 219
Pilgrim's Pride (1) 1,374 31
Post Holdings (1) 1,788 153
Seaboard  9 34
956
Household Products 0.1%
Reynolds Consumer Products  1,818 46
Spectrum Brands Holdings  1,352 106
152
Personal Care Products 0.1%
Coty, Class A (1) 12,017 132
Olaplex Holdings (1) 3,717 7
139
Total Consumer Staples 3,321
ENERGY 3.6%
Energy Equipment & Services 0.5%
NOV  13,227 276
TechnipFMC  14,802 301
577

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream  11,311 135
Antero Resources (1) 9,520 242
Cheniere Energy  8,200 1,361
Chesapeake Energy (3) 4,259 367
DT Midstream  3,244 172
HF Sinclair  4,761 271
New Fortress Energy (3) 2,168 71
Ovintiv  8,621 410
Range Resources  7,880 255
Southwestern Energy (1) 36,934 238
Texas Pacific Land  194 354
3,876
Total Energy 4,453
FINANCIALS 16.2%
Banks 3.1%
Bank OZK  3,600 134
BOK Financial  954 76
Columbia Banking System  6,935 141
Commerce Bancshares  3,822 183
Cullen/Frost Bankers  1,979 181
East West Bancorp  4,728 249
First Citizens BancShares, Class A  366 505
First Hawaiian  4,283 77
First Horizon  18,727 206
FNB  11,919 129
New York Community Bancorp  24,011 272
NU Holdings, Class A (1) 77,555 562
Pinnacle Financial Partners  2,535 170
Popular  2,351 148
Prosperity Bancshares  2,911 159
Synovus Financial  4,825 134
Webster Financial  5,844 236
Western Alliance Bancorp  3,615 166
Wintrust Financial  2,032 154
3,882
Capital Markets 4.8%
Affiliated Managers Group  1,190 155
Ares Management, Class A  5,387 554
Blue Owl Capital (3) 14,953 194
Carlyle Group  7,103 214
Coinbase Global, Class A (1) 5,637 423
Evercore, Class A  1,200 166
Houlihan Lokey  1,692 181

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Interactive Brokers Group, Class A  3,408 295
Janus Henderson Group  4,509 117
Jefferies Financial Group  6,402 235
KKR  21,841 1,345
Lazard, Class A  3,687 114
LPL Financial Holdings  2,638 627
Morningstar  865 203
Robinhood Markets, Class A (1) 22,352 219
SEI Investments  3,427 206
Stifel Financial  3,456 212
TPG (3) 2,148 65
Tradeweb Markets, Class A  3,870 310
Virtu Financial, Class A  2,991 52
XP, Class A  11,200 258
6,145
Consumer Finance 0.7%
Ally Financial  9,109 243
Credit Acceptance (1) 212 98
OneMain Holdings  3,746 150
SLM  7,576 103
SoFi Technologies, Class A (1)(3) 30,873 247
841
Financial Services 3.4%
Affirm Holdings (1)(3) 7,269 155
Apollo Global Management  17,642 1,584
Block, Class A (1) 18,243 808
Corebridge Financial  4,983 98
Equitable Holdings  12,056 342
Euronet Worldwide (1) 1,577 125
MGIC Investment  9,512 159
Rocket, Class A (1) 4,190 34
Shift4 Payments, Class A (1)(3) 1,831 101
TFS Financial  1,581 19
Toast, Class A (1)(3) 11,928 223
UWM Holdings  2,864 14
Voya Financial  3,298 219
Western Union  12,511 165
WEX (1) 1,434 270
4,316
Insurance 3.5%
American Financial Group  2,454 274
Assured Guaranty  1,915 116
Axis Capital Holdings  2,595 146
Brighthouse Financial (1) 2,246 110

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CNA Financial  871 34
Fidelity National Financial  8,709 360
First American Financial  3,376 191
Hanover Insurance Group  1,184 132
Kemper  2,027 85
Kinsale Capital Group  735 304
Lincoln National  5,638 139
Markel Group (1) 443 652
Old Republic International  9,042 244
Primerica  1,222 237
Reinsurance Group of America  2,231 324
RenaissanceRe Holdings  1,686 334
RLI  1,355 184
Ryan Specialty Holdings (1) 3,099 150
Unum Group  6,626 326
White Mountains Insurance Group  83 124
4,466
Mortgage Real Estate Investment Trusts 0.7%
AGNC Investment, REIT (3) 20,015 189
Annaly Capital Management, REIT  16,650 313
Rithm Capital, REIT  16,092 150
Starwood Property Trust, REIT (3) 9,926 192
844
Total Financials 20,494
HEALTH CARE 10.7%
Biotechnology 4.6%
Alnylam Pharmaceuticals (1) 4,186 741
Apellis Pharmaceuticals (1) 3,325 126
BioMarin Pharmaceutical (1) 6,290 556
Exact Sciences (1) 6,038 412
Exelixis (1) 10,799 236
Horizon Therapeutics (1) 7,574 876
Ionis Pharmaceuticals (1)(3) 4,797 218
Karuna Therapeutics (1) 1,198 203
Mirati Therapeutics (1) 1,528 67
Natera (1) 3,489 154
Neurocrine Biosciences (1) 3,244 365
Roivant Sciences (1) 11,607 136
Sarepta Therapeutics (1) 3,003 364
Seagen (1) 4,738 1,005
Ultragenyx Pharmaceutical (1) 2,277 81
United Therapeutics (1) 1,523 344
5,884

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 1.3%
Enovis (1) 1,767 93
Envista Holdings (1) 5,469 153
Globus Medical, Class A (1) 3,993 198
ICU Medical (1) 680 81
Inspire Medical Systems (1) 969 192
Integra LifeSciences Holdings (1) 2,405 92
Masimo (1) 1,440 126
Novocure (1) 3,513 57
Penumbra (1) 1,217 295
QuidelOrtho (1) 1,783 130
Shockwave Medical (1) 1,222 243
Tandem Diabetes Care (1) 2,157 45
1,705
Health Care Providers & Services 1.1%
Acadia Healthcare (1) 3,023 212
agilon health (1)(3) 9,718 173
Amedisys (1) 1,080 101
Chemed  491 255
Encompass Health  3,325 223
Premier, Class A  3,993 86
R1 RCM (1) 5,147 78
Tenet Healthcare (1) 3,398 224
1,352
Health Care Technology 1.0%
Certara (1) 3,998 58
Doximity, Class A (1) 4,035 86
Teladoc Health (1) 5,489 102
Veeva Systems, Class A (1) 4,897 996
1,242
Life Sciences Tools & Services 2.0%
10X Genomics, Class A (1) 3,060 126
Avantor (1) 22,673 478
Azenta (1) 2,137 107
Bruker  3,576 223
Fortrea Holdings (1) 2,982 85
ICON (1) 2,756 679
Maravai LifeSciences Holdings, Class A (1) 3,678 37
Medpace Holdings (1) 784 190
QIAGEN (1) 7,668 311
Repligen (1) 1,863 296
Sotera Health (1)(3) 3,306 49
2,581

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 0.7%
Elanco Animal Health (1) 16,394 184
Jazz Pharmaceuticals (1) 2,058 266
Perrigo  4,504 144
Royalty Pharma, Class A  12,524 340
934
Total Health Care 13,698
INDUSTRIALS & BUSINESS SERVICES 18.8%
Aerospace & Defense 1.3%
BWX Technologies  3,075 231
Curtiss-Wright  1,286 252
HEICO  1,522 246
HEICO, Class A  2,681 346
Hexcel  2,840 185
Mercury Systems (1) 1,659 62
Spirit AeroSystems Holdings, Class A (3) 3,500 56
Woodward  1,991 247
1,625
Air Freight & Logistics 0.2%
GXO Logistics (1) 3,940 231
231
Building Products 2.2%
Advanced Drainage Systems  2,300 262
Armstrong World Industries  1,509 108
AZEK, Class A (1) 4,398 131
Builders FirstSource (1) 4,279 533
Carlisle  1,678 435
Fortune Brands Innovations  4,263 265
Hayward Holdings (1) 4,445 63
Lennox International  1,073 402
Owens Corning  3,015 411
Trex (1) 3,656 225
2,835
Commercial Services & Supplies 1.0%
Clean Harbors (1) 1,697 284
Driven Brands Holdings (1) 2,080 26
MSA Safety  1,242 196
RB Global  6,100 381
Stericycle (1) 3,074 137
Tetra Tech  1,786 272
1,296

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering 1.1%
AECOM  4,394 365
EMCOR Group  1,574 331
MasTec (1) 2,096 151
MDU Resources  6,740 132
Valmont Industries  700 168
WillScot Mobile Mini Holdings (1) 6,631 276
1,423
Electrical Equipment 1.8%
Acuity Brands  1,053 179
ChargePoint Holdings (1)(3) 10,003 50
Hubbell  1,812 568
nVent Electric  5,547 294
Plug Power (1)(3) 17,538 133
Regal Rexnord  2,219 317
Sensata Technologies Holding  5,082 192
Sunrun (1)(3) 7,107 89
Vertiv Holdings  11,605 432
2,254
Ground Transportation 3.8%
Avis Budget Group (1) 689 124
Hertz Global Holdings (1) 4,502 55
Knight-Swift Transportation Holdings  5,257 264
Landstar System  1,198 212
Lyft, Class A (1) 11,313 119
Ryder System  1,514 162
Saia (1) 892 356
Schneider National, Class B  1,833 51
Uber Technologies (1) 65,371 3,006
U-Haul Holding  3,387 177
U-Haul Holding (1)(3) 237 13
XPO (1) 3,840 287
4,826
Machinery 2.9%
AGCO  2,107 249
Allison Transmission Holdings  3,038 179
CNH Industrial  32,942 399
Crane  1,601 142
Donaldson  4,076 243
Esab  1,882 132
Flowserve  4,374 174
Gates Industrial (1) 3,541 41
Graco  5,612 409
ITT  2,782 272

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lincoln Electric Holdings  1,873 341
Middleby (1) 1,791 229
Oshkosh  2,195 210
RBC Bearings (1)(3) 953 223
Timken  2,089 154
Toro  3,509 292
3,689
Marine Transportation 0.1%
Kirby (1) 1,991 165
165
Professional Services 2.5%
Booz Allen Hamilton Holding  4,369 477
CACI International, Class A (1) 760 239
Clarivate (1)(3) 15,858 106
Concentrix  1,480 119
Dun & Bradstreet Holdings  9,176 92
FTI Consulting (1) 1,113 199
Genpact  6,039 219
KBR  4,553 268
ManpowerGroup  1,679 123
Paycor HCM (1)(3) 1,850 42
Paylocity Holding (1) 1,416 257
Science Applications International  1,810 191
SS&C Technologies Holdings  7,297 383
TransUnion  6,490 466
3,181
Trading Companies & Distributors 1.9%
Air Lease  3,451 136
Core & Main, Class A (1) 3,610 104
Ferguson  6,978 1,148
MSC Industrial Direct, Class A  1,534 151
SiteOne Landscape Supply (1) 1,498 245
Watsco (3) 1,115 421
WESCO International  1,489 214
2,419
Total Industrials & Business Services 23,944
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 0.3%
Ciena (1) 4,994 236
Lumentum Holdings (1) 2,301 104
Ubiquiti (3) 131 19
Viasat (1)(3) 3,913 72
431

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 1.8%
Arrow Electronics (1) 1,929 242
Avnet  3,033 146
Cognex  5,816 247
Coherent (1) 3,973 130
Crane NXT  1,621 90
IPG Photonics (1) 1,010 102
Jabil  4,287 544
Littelfuse  810 200
National Instruments  4,417 263
TD SYNNEX  1,388 139
Vontier  5,202 161
2,264
IT Services 3.8%
Amdocs  3,992 337
Cloudflare, Class A (1) 9,670 610
Globant (1) 1,383 274
GoDaddy, Class A (1) 5,177 386
Kyndryl Holdings (1) 7,651 115
MongoDB (1) 2,220 768
Okta (1) 5,044 411
Snowflake, Class A (1) 10,481 1,601
Twilio, Class A (1) 5,709 334
4,836
Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems (1) 2,511 80
Cirrus Logic (1) 1,841 136
Entegris  5,018 471
GLOBALFOUNDRIES (1)(3) 2,620 153
Lattice Semiconductor (1) 4,574 393
Marvell Technology  28,900 1,564
MKS Instruments  2,236 194
Universal Display  1,575 247
Wolfspeed (1)(3) 4,144 158
3,396
Software 11.9%
Alteryx, Class A (1)(3) 2,050 77
AppLovin, Class A (1) 7,084 283
Aspen Technology (1) 933 191
Atlassian, Class A (1) 4,894 986
Bentley Systems, Class B  6,481 325
BILL Holdings (1) 3,443 374
CCC Intelligent Solutions Holdings (1) 6,776 90
Confluent, Class A (1) 6,236 185

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Crowdstrike Holdings, Class A (1) 7,119 1,192
Datadog, Class A (1) 9,188 837
DocuSign (1) 6,822 287
Dolby Laboratories, Class A  1,976 157
DoubleVerify Holdings (1) 4,211 118
Dropbox, Class A (1) 8,694 237
Dynatrace (1) 8,073 377
Elastic (1) 2,603 211
Five9 (1) 2,375 153
Gitlab, Class A (1) 2,925 132
Guidewire Software (1) 2,746 247
HashiCorp, Class A (1) 3,257 74
HubSpot (1) 1,545 761
Informatica, Class A (1) 1,423 30
Manhattan Associates (1) 2,070 409
nCino (1) 2,335 74
NCR (1) 4,298 116
New Relic (1) 1,876 161
Nutanix, Class A (1) 7,745 270
Palantir Technologies, Class A (1) 63,047 1,009
Pegasystems (3) 1,403 61
Procore Technologies (1) 2,625 171
RingCentral, Class A (1) 2,873 85
SentinelOne, Class A (1) 7,671 129
Smartsheet, Class A (1) 4,195 170
Splunk (1) 5,163 755
Teradata (1) 3,355 151
UiPath, Class A (1) 12,653 217
Unity Software (1) 9,692 304
VMware, Class A (1) 7,275 1,211
Workday, Class A (1) 6,690 1,437
Zoom Video Communications, Class A (1) 8,436 590
Zscaler (1) 2,951 459
15,103
Technology Hardware, Storage & Peripherals 0.3%
Pure Storage, Class A (1) 9,484 338
338
Total Information Technology 26,368
MATERIALS 4.2%
Chemicals 1.4%
Ashland  1,581 129
Axalta Coating Systems (1) 7,455 201
Chemours  4,959 139
Element Solutions  7,452 146

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks Holdings, Class A (1) 51,712 94
Huntsman  5,699 139
NewMarket  207 94
Olin  4,349 217
RPM International  4,272 405
Scotts Miracle-Gro (3) 1,390 72
Westlake  1,080 135
1,771
Construction Materials 0.2%
Eagle Materials  1,185 197
197
Containers & Packaging 1.1%
AptarGroup  2,206 276
Ardagh Metal Packaging (3) 4,410 14
Berry Global Group  4,014 248
Crown Holdings  3,578 317
Graphic Packaging Holding  10,252 228
Silgan Holdings  2,784 120
Sonoco Products  3,294 179
1,382
Metals & Mining 1.4%
Alcoa  5,943 173
Cleveland-Cliffs (1) 17,111 268
MP Materials (1)(3) 3,482 67
Reliance Steel & Aluminum  1,965 515
Royal Gold  2,210 235
Southern Copper  2,872 216
SSR Mining (3) 6,947 92
United States Steel  7,457 242
1,808
Paper & Forest Products 0.1%
Louisiana-Pacific  2,165 120
120
Total Materials 5,278
REAL ESTATE 5.3%
Diversified Real Estate Investment Trusts 0.3%
WP Carey, REIT  7,144 386
386
Health Care Real Estate Investment Trusts 0.4%
Healthcare Realty Trust, REIT  12,797 195
Medical Properties Trust, REIT (3) 19,996 109

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Omega Healthcare Investors, REIT  7,896 262
566
Hotel & Resort Real Estate Investment Trusts 0.1%
Park Hotels & Resorts, REIT  7,215 89
89
Industrial Real Estate Investment Trusts 1.0%
Americold Realty Trust, REIT  9,106 277
EastGroup Properties, REIT  1,477 246
First Industrial Realty Trust, REIT  4,445 211
Rexford Industrial Realty, REIT  6,909 341
STAG Industrial, REIT  6,048 209
1,284
Office Real Estate Investment Trusts 0.3%
Cousins Properties, REIT  5,098 104
Highwoods Properties, REIT  3,483 72
Kilroy Realty, REIT  3,930 124
Vornado Realty Trust, REIT (3) 5,896 134
434
Real Estate Management & Development 0.5%
Howard Hughes Holdings (1) 1,128 84
Jones Lang LaSalle (1) 1,596 225
Zillow Group, Class A (1) 1,861 83
Zillow Group, Class C (1) 5,200 240
632
Residential Real Estate Investment Trusts 1.1%
American Homes 4 Rent, Class A, REIT  11,179 377
Apartment Income REIT, REIT  4,970 152
Equity LifeStyle Properties, REIT  5,966 380
Sun Communities, REIT  4,131 489
1,398
Retail Real Estate Investment Trusts 0.6%
Agree Realty, REIT  3,072 170
Brixmor Property Group, REIT  10,080 209
NNN REIT, REIT  6,108 216
Spirit Realty Capital, REIT  4,759 160
755
Specialized Real Estate Investment Trusts 1.0%
CubeSmart, REIT  7,543 288
EPR Properties, REIT  2,501 104
Gaming & Leisure Properties, REIT  8,450 385
Lamar Advertising, Class A, REIT  2,926 244
National Storage Affiliates Trust, REIT  2,688 85

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Rayonier, REIT  4,899 139
1,245
Total Real Estate 6,789
UTILITIES 1.3%
Electric Utilities 0.4%
Avangrid  2,393 72
Hawaiian Electric Industries  3,669 45
IDACORP  1,687 158
OGE Energy  6,730 225
500
Gas Utilities 0.2%
National Fuel Gas  2,967 154
UGI  6,984 161
315
Independent Power & Renewable Electricity Producers 0.5%
Brookfield Renewable, Class A  4,434 106
Clearway Energy, Class A  1,103 22
Clearway Energy, Class C  2,742 58
Vistra  12,383 411
597
Water Utilities 0.2%
Essential Utilities  8,187 281
281
Total Utilities 1,693
Total Common Stocks (Cost $134,614) 126,968
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 126,376 126
Total Short-Term Investments (Cost $126) 126

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 4.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 5,714,248 5,714
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,714
Total Securities Lending Collateral (Cost $5,714) 5,714
Total Investments in Securities 104.6%
(Cost $140,454) $ 132,808
Other Assets Less Liabilities (4.6)% (5,798)
Net Assets 100.0% $ 127,010
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 8++
Totals $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 2,015  ¤  ¤ $ 5,840
Total $ 5,840^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,840.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 126,968 $ — $ — $ 126,968
Short-Term Investments 126 — — 126
Securities Lending Collateral 5,714 — — 5,714
Total $ 132,808 $ — $ — $ 132,808

T. ROWE PRICE Mid-Cap Index Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.